TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	May 16, 2023	Apr. 13, 2021	Aug. 26, 2020	Dec. 31, 2023	May 19, 2023
Related Party Transaction [Line Items]
Consideration received on transaction			$ 298.0
Number of shares issued in transaction (in shares)			8,915,692
Shares issued, price per share (in USD per share)					$ 28.00
The TZE Private Placement
Related Party Transaction [Line Items]
Consideration received on transaction	$ 42.0
Number of shares issued in transaction (in shares)	1,500,000	1,870,000
Shares issued, price per share (in USD per share)		$ 18.00
TZE SG
Related Party Transaction [Line Items]
Consideration received on transaction			$ 298.0
Number of shares issued in transaction (in shares)			8,915,692
TotalEnergies | Maxeon
Related Party Transaction [Line Items]
Ownership percentage				14.80%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Maxeon
Related Party Transaction [Line Items]
Ownership percentage				22.80%